Remuneration of senior management and non-executive directors (Tables)	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Remuneration of directors and senior management
Remuneration of directors

			$ million
	2019	2018	2017
Total for all directors
Emoluments	9	8	9
Amounts received under incentive schemes[a]	20	16	9
Total	29	24	18
[a] Excludes amounts relating to past directors.
Remuneration of directors and senior management

			$ million
	2019	2018	2017
Total for all senior management and non-executive directors
Short-term employee benefits	30	25	29
Pensions and other post-retirement benefits	2	2	2
Share-based payments	32	32	29
Total	64	59	60